Non-interest Bearing Liabilities (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Non-interest Bearing Liabilities 1		$ 10,000,000
Non-interest Bearing Liabilities 2		67,666,666
Non-interest Bearing Liabilities 3		$ 0.30
Non-interest Bearing Liabilities 4		$ 0.42
Non-interest Bearing Liabilities 5		$ 0.30
Non-interest Bearing Liabilities 6		$ 0.25
Non-interest Bearing Liabilities 7		22,326,200
Non-interest Bearing Liabilities 8		5,989,900
Non-interest Bearing Liabilities 9		4,010,100
Non-interest Bearing Liabilities 10		10,000,000
Non-interest Bearing Liabilities 11		1,914,433
Non-interest Bearing Liabilities 12		0
Non-interest Bearing Liabilities 13		1,000,000
Non-interest Bearing Liabilities 14		334,900
Non-interest Bearing Liabilities 15		788,712
Non-interest Bearing Liabilities 16		13,044
Non-interest Bearing Liabilities 17		0
Non-interest Bearing Liabilities 18		459,912
Non-interest Bearing Liabilities 19		$ 0.30
Non-interest Bearing Liabilities 20		$ 0.25
Non-interest Bearing Liabilities 21		8,099,137
Non-interest Bearing Liabilities 22		906
Non-interest Bearing Liabilities 23		459,912
Non-interest Bearing Liabilities 24		1,110,568
Non-interest Bearing Liabilities 25		8,940,139
Non-interest Bearing Liabilities 26		6,378,426
Non-interest Bearing Liabilities 27		$ 0.30
Non-interest Bearing Liabilities 28		1,913,527
Non-interest Bearing Liabilities 29		2,561,713
Non-interest Bearing Liabilities 30		$ 0.25
Non-interest Bearing Liabilities 31		640,428
Non-interest Bearing Liabilities 32		19,290
Non-interest Bearing Liabilities 33		0
Non-interest Bearing Liabilities 34		815
Non-interest Bearing Liabilities 35		6,448,966
Non-interest Bearing Liabilities 1	10,000,000
Non-interest Bearing Liabilities 2	67,666,666
Non-interest Bearing Liabilities 3	$ 0.30
Non-interest Bearing Liabilities 4	$ 0.42
Non-interest Bearing Liabilities 5	$ 0.30
Non-interest Bearing Liabilities 6	$ 0.25
Non-interest Bearing Liabilities 7	22,326,200
Non-interest Bearing Liabilities 8	5,989,900
Non-interest Bearing Liabilities 9	4,010,100
Non-interest Bearing Liabilities 10	10,000,000
Non-interest Bearing Liabilities 11	1,000,000
Non-interest Bearing Liabilities 12	334,900
Non-interest Bearing Liabilities 13	788,712
Non-interest Bearing Liabilities 14	459,912
Non-interest Bearing Liabilities 15	$ 0.30
Non-interest Bearing Liabilities 16	$ 0.25
Non-interest Bearing Liabilities 17	8,099,137
Non-interest Bearing Liabilities 18	906
Non-interest Bearing Liabilities 19	459,912
Non-interest Bearing Liabilities 20	1,110,568
Non-interest Bearing Liabilities 21	15,673,912
Non-interest Bearing Liabilities 22	$ 0.25
Non-interest Bearing Liabilities 23	3,918,478
Non-interest Bearing Liabilities 24	105,745
Non-interest Bearing Liabilities 25	$ 0
Non-interest Bearing Liabilities 26	150,000,000
Non-interest Bearing Liabilities 27	400,000,000
Non-interest Bearing Liabilities 28	6,448,966